Finance Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Finance costs.
Net foreign exchange loss arising from financing - unrealized	$ 1,373,739	$ 26,707
Interest expenses - third party loans	93,290	84,578
Net foreign exchange loss arising from financing - realized	27,788	45,413
Net foreign exchange loss on derivative instruments - unrealized	24,962
Net foreign exchange loss on derivative instruments - realized	20,371
Interest and finance charges paid/payable for lease liabilities	15,718	14,895
Fees on loans and financial derivatives	4,861	3,443
Unwinding of discount on decommissioning liability	2,299	2,261
Fair value loss on embedded options and interest rate caps		1,711
Finance costs	$ 1,563,028	$ 179,008	[1]

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.